Marketable Securities (Schedule of Available-for-Sale Securities Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities [Abstract]
Within One year	$ 395
1 to 2 years	5,194
2 to 3 years	2,768
Market Value	$ 8,357	$ 9,376